Supplement Dated January 10, 2012
To The Summary Prospectus Dated May 1, 2011,
as amended August 29, 2011, and December 12, 2011

Supplement Dated January 10, 2012
as amended August 29, 2011, and December 12, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete the first paragraph in its entirety in the section entitled “Principal Investment Strategies” and replace it with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund actively invests primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”) which may result in high portfolio turnover.  Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures.  Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities. Certain instruments in which the Fund invests may be illiquid or thinly-traded securities.

The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including risk from differences in global short-term interest rates.  The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.  The Fund may enter into various currency-related transactions involving derivative instruments, principally currency and cross-currency forwards, but may also use currency and currency index futures contracts.  The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.  The Fund invests predominately in bonds issued by governments and government agencies located around the world, including inflation-indexed securities.  In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).  The Fund may invest all of its assets in developing or emerging markets.  Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

In the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please add the following in the section entitled “Principal Risks of Investing in the Fund”:

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

In the prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete the first paragraph in its entirety in the section entitled “Principal Investment Strategies” and replace it with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”).  Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures.  Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  Certain instruments in which the Fund invests may be illiquid or thinly-traded securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk, including that from differences in global short-term interest rates. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund may enter into various currency-related transactions involving derivative instruments, principally currency and cross-currency forwards, but may also use currency and currency index futures contracts.  The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.  The Fund invests predominately in bonds issued by governments and government agencies located around the world, including inflation-indexed securities.

In the prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, please add the following in the section entitled “Principal Risks of Investing in the Fund”:

•	Currency management strategies risk

Please add the following to the section entitled “Glossary of Risk”:

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

This supplement is dated January 10, 2012.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, JMV5763SB 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5890SB 05/11, JMV7697 12/11, JMV7697SB 12/11, VC5869 05/11, VC5869SB 05/11, JMV7698 12/11, JMV7698SB 12/11, JMV2731 05/11, VC5995 05/11, JMV5765 05/11, FVC4224FT 05/11, V6016 05/11, VC3656 05/11, VC5526 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, VC3723 05/11, VC3657 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 05/11, NV5869 05/11, NV5869SB 05/11, JMV7698NY 12/11, JMV7698NYSB 12/11, NV5890 05/11, NV5890SB 05/11, JMV7697NY 12/11, JMV7697NYSB 12/11, NMV2731 05/11, NV3174 05/11, NV3174CE 05/11, NV6016 05/11, NV5526 05/11, NV3784 05/11, HR105 05/11 and VC2440 5/11.)

CMX8560 01/12